Income Taxes - Summary of Deferred Tax Assets And Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	₩ 3,170,473	₩ 2,811,648
Liabilities	(3,450,579)	(3,252,835)
Net	(280,106)	(441,187)	₩ (142,720)
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	181,143	273,994
Net	181,143	273,994	213,119
Reserve for technology developments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities		(37,987)
Net		(37,987)	(91,960)
Property, plant and equipment depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	55,354	59,912
Liabilities	(45,517)	(45,271)
Net	9,837	14,641	(11,639)
Share of profit or loss of equity-accounted investees [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	278,466	236,637
Liabilities	(50,872)	(40,595)
Net	227,594	196,042	70,259
Allowance for inventories valuation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	10,676	10,780
Net	10,676	10,780	15,651
Property, plant and equipment revaluation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	(1,861,712)	(1,828,164)
Net	(1,861,712)	(1,828,164)	(1,524,149)
Prepaid expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	17,259	20,000
Net	17,259	20,000	19,665
Property, plant and equipment impairment loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	5,240	5,639
Liabilities	(627)	(99)
Net	4,613	5,540	5,295
Gain or loss on foreign currency [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	121,797	113,760
Liabilities	(159,807)	(162,232)
Net	(38,010)	(48,472)	(5,957)
Defined benefit obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	500,451	430,117
Net	500,451	430,117	361,838
Plan assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	(464,561)	(397,621)
Net	(464,561)	(397,621)	(355,661)
Provision for construction losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	7,405	441
Net	7,405	441	997
Provision for construction warranty [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	70,318	28,717
Net	70,318	28,717	24,322
Accrued income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	(13,094)	(12,915)
Net	(13,094)	(12,915)	(9,441)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	857,583	746,367
Liabilities	(396,292)	(52,050)
Net	461,291	694,317	750,151
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	2,105,692	1,926,364
Liabilities	(2,992,482)	(2,576,934)
Net	(886,790)	(650,570)	(537,510)
Changes in fair value of investments in equity instruments measured at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	247,921	110,865
Liabilities	(91,036)	(160,101)
Net	156,885	(49,236)	(50,507)
Other deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	153,609	92,981
Liabilities	(23,337)	(20,820)
Net	130,272	72,161	51,832
Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	401,530	203,846
Liabilities	(114,373)	(180,921)
Net	287,157	22,925	1,325
Tax credit carryforward and others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	115,589	118,032
Net	115,589	118,032	307,335
Investments in subsidiaries, associates and joint ventures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	547,662	563,406
Liabilities	(343,724)	(494,980)
Net	₩ 203,938	₩ 68,426	₩ 86,130